Summary of Estimated Fair Value and Useful Lives of Intangible Assets (Detail) (OptionsXpress Holdings, Inc., USD $) In Millions, unless otherwise specified	1 Months Ended
Sep. 01, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 285
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	200
Estimated Useful Life (In Years)	11 years
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	70
Estimated Useful Life (In Years)	9 years
Trade Name
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	$ 15
Estimated Useful Life (In Years)	9 years